Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jan. 31, 2021
Fair Value Measurements
Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,011,949	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,900,000	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,560,000
As of December 31, 2020, there were no assets or liabilities that are measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately listed in trading beginning in April 2021. There were no other transfers to/from Levels 1, 2, and 3 in the three and nine months ended September 30, 2021.
Level 1 assets include investments in money market funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants, a Level 1 measurement, and the fair value of the Private Warrants are measured using a
Black-Scholes
Option Pricing Model. For the three and nine months ended September 30, 2021, the Company recognized a non-cash gain
resulting from a decrease in the fair value of liabilities of approximately

$
5.2
 million and $
2.7

million, respectively, presented as change in fair value of derivative liabilities on the accompanying unaudited condensed statement of operations.
The estimated fair value of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and the Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the
U.S. Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	September 30, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$9.77	$9.75
Volatility	13.8%	16.0%
Term (years)	5.35	5.33
Risk-free rate	1.02%	0.94%
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative liabilities at January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	523,000

Derivative liabilities at March 31, 2021 - Level 3	$13,728,750
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)
Change in fair value of derivative liabilities - Level 3	667,500

Derivative liabilities at June 30, 2021 - Level 3	$5,340,000

Change in fair value of derivative liabilities - Level 3	(1,780,000)

Derivative liabilities at September 30, 2021 - Level 3	$3,560,000

Rigetti Holdings [Member]
Fair Value Measurements
5.	FAIR VALUE MEASUREMENTS
The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
At January 31, 2021, there were no assets or liabilities measured at fair value.
The fair value measurements of assets and liabilities that are measured at fair value at January 31, 2020 are as follows:

	Fair Value Hierarchy
Year Ended January 31, 2020	Level 1	Level 2	Level 3
Liabilities:
Convertible Notes	$—	$—	$26,892,459
Simple agreement for future equity	$—	$—	$1,882,397

Total Liabilities	$—	$—	$28,774,856

There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the years ended January 31, 2021 and 2020.
The Company has further discussed the key aspects of the fair value measurements described above in Note 8 to the financial statements. There have been no changes in fair value measurement techniques during the years ended January 31, 2021 and 2020.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of January 31, 2021 and 2020 are as follows:

	Convertible Notes	Simple agreement for future equity	Redeemable Convertible Preferred Stock Warrant Liability
Balance - January 31, 2019	$1,751,342	$—	$122,000
Issuances	19,950,000	1,500,000	—
Settlement	—	—	(122,000)
Loss on change in fair value	5,191,117	382,397	—

Balance - January 31, 2020	$26,892,459	$1,882,397	$—

Issuances	—	—	—
Settlement	(26,892,459)	(1,882,397)	—
Loss on change in fair value	—	—	—

Balance - January 31, 2021	$—	$—	$—